KOBREN INSIGHT FUNDS

                                  Kobren Growth
                             Kobren Moderate Growth

                               Semi-Annual Report
                                  June 30, 2000


Message To Shareholders

First Quarter Gains Reversed
In Turbulent Second Quarter
The volatile markets of 1999 continued over the past six months as this year's first and second quarter saw decidedly different results. The technology stocks that drove the market to record highs last year (and into mid-March) declined dramatically from March 10th through the end of May. In fact, during the second quarter virtually all areas of the stock market declined; it was just a matter of degree. While some of these losses were reversed in June, the Nasdaq Composite, which is dominated by very large technology companies, still suffered a 13.2% loss during the second quarter bringing year-to-date returns into negative territory. International markets fared no better than the U.S. markets during the second quarter, as the Morgan Stanley EAFE Index declined 3.9% and is now down 5.5% for the year.

     After a profitable first quarter, have the last few months simply been another one of the violent but short-term declines that the market has shrugged off time and time again? Or, is this economy finally going to exhibit some of the classic signs that have accompanied past economic cycles and result in an extended period of deteriorating stock prices? Last year, we were quite confident that the economy was healthier than most thought, and we were confident that corporate earnings would propel stock prices higher. The economic prospects are less clear as we enter the second half of 2000.

Economy Strong; Interest Rates a Concern
     On one hand we still have a very healthy economy. Economic activity grew at a robust 5.5% rate during the first quarter, and a none-too-shabby 4.1% or so during the second quarter. Consumer confidence remains at near record high levels and corporate earnings rose a healthy 20% during the first quarter, and will likely show double digit growth during the second quarter. On the other hand, the effects of six interest rate hikes over the past 12 months, along with other factors such as rising energy costs, may put a crimp in earnings during the second half of the year. Indeed, recent warnings of less than expected second quarter earnings may be a precursor of more difficult times ahead.

    While higher interest rates will hurt corporate profits, so will inflationary pressures (if the rate hikes don't have their desired effect). Higher crude oil prices affect just about every business that relies on transportation to move their products. Today's low unemployment rate of about 4% has also caused firms to increase wages and curtail their growth plans because they can't find help. Demand for real estate, especially in major cities, is also at a premium sending rents and property prices dramatically higher. All of these factors will likely slow the economy during the second half of 2000. The questions are. . . by how much; whether the Federal Reserve will apply the brakes too heavily; and to what extent has the market already factored these variables into stock prices?

     With the Dow Jones Industrial Average down 8.4%, the worst may be over. We think it has actually been worse than even this index suggests. In the first half, only nine of the 30 Dow stocks had positive returns. The average New York Stock Exchange company is down 26% from its 52-week high, while the average Nasdaq stock is down 44%.

     As we write this report, we are reducing the economic sensitivity inherent in the funds and placing a greater emphasis on core growth holdings. We continue to maintain a healthy balance of different market sectors and so-called "New" versus "Old" Economy stocks. We acknowledge that increased market volatility, like we've seen during the first half, will likely continue for the remainder of the year and as we said in last years annual report, "diversification will hold the key".

     Despite our macroeconomic concerns, we still believe that decent gains can be realized in stock funds during the second half of the year. We will continue to ferret out those funds run by the best stock-pickers we know that will not be adversely impacted by a general slowdown in the economy. While we never like to report negative returns, given all that has happened over the past six months, we feel the Kobren Insight Funds have held up quite well. By remaining well diversified, and placing our confidence in the best mutual fund managers in the industry, we look forward to more profitable times ahead.


                           Sincerely,


                           /s/Eric M. Kobren
                           Eric M. Kobren
                           President and Portfolio Manager

KOBREN GROWTH FUND (6/30/00)

Kobren Growth Fund (Ticker: KOGRX): The first half of 2000 saw a tale of two markets as the impressive performance of growth funds for the first 2 1/2 months of the year took a back seat to value funds in the second quarter. When all was said and done, the Kobren Growth fund declined 2.6% for the first half of the year.

    The most impressive performances for the past six months were turned in by our two industry specific funds, Fidelity Select Biotechnology (+36.6%) and Fidelity Select Energy Service (+42.3%). While we don't plan to increase exposure to industry specific funds, we are pleased by the contribution to total returns. Our top diversified domestic fund this year has been Fidelity Aggressive Growth which withstood the second quarter technology correction and eked out a 2.6% gain. While we were disappointed to see manager Erin Sullivan leave, we believe new manager Robert Bertelson will do an admirable job.

    On the international front, Artisan International continues to post impressive gains appreciating 5.8% so far this year. Manager Mark Yockey has proven to be an adept stock picker and has found a number of winners in the telecommunications and technology sectors.

    Going  forward,  we plan to remain  diversified  across the growth and value
spectrum.   However,   slower  economic  growth  may  lead  to  a  reduction  in
economically sensitive funds.

[Line chart for Value of $10,000 invested 12/16/96]

[Box under line chart]

------------------------------ ----------------------------- ----------------------------- -----------------------------
Total Return %                 YTD                           12 Months Ended               Annualized Since Inception
                               6/30/00                       6/30/00                       (12/16/96)
------------------------------ ----------------------------- ----------------------------- -----------------------------
------------------------------ ----------------------------- ----------------------------- -----------------------------

Kobren Growth Fund             -2.6%                         +9.5%                         +15.4%
------------------------------ ----------------------------- ----------------------------- -----------------------------

[Pie Chart for Asset Allocation]

U.S. Stocks       76%
International     21%
Cash              3%


[Pie Chart for Style Allocation]

Style Allocation*          %
Large / Mid Cap               35%
Growth
International                 21%
Mid Cap Value                 14%
Large Cap Value               13%
Small Cap Blend                8%
Small Cap Value                6%
Cash                           3%
* Based on total net assets

Top Sectors**
(Totals may not equal 100%)
         Services                  27.4
       Technology                  18.4
       Financials               14.8
Industrial Cyclicals            11.8
           Health            8.7
           Energy            8.7
Consumer Durables        3.9
           Retail    3.1
 Consumer Staples  2.3
        Utilities  0.9
                   0% 5%  10% 15%  20%      25%        30%
  **Equities Only

Top Ten  Holdings*
Kobren Growth                      Style           Alloc (%)
Longleaf Partners                  Mid Cap Value       14.1%
Artisan International
Institutional                      International       14.1%
Fidelity Equity Income             Large Cap Value     12.9%
Janus Twenty                       Large Cap Growth     9.6%
Marsico Growth & Income            Large Cap Growth     9.4%
Hotchkis & Wiley International     International        7.4%
Fidelity Select Energy Services    Small Cap Blend      7.3%
Longleaf Partners Small Cap        Small Cap Value      6.1%
Fidelity                           Large Cap Growth     6.0%
Fidelity Aggressive Growth         Large Cap Growth     5.9%
Total Fund Assets                           $71,398,307
*Based on total net assets

[Footnote]
Kobren Insight Management, Inc. is the registered investment adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks.

KOBREN MODERATE GROWTH FUND (6/30/00)

Kobren Moderate Growth Fund (Ticker: KOMGX): After an impressive first quarter of 2000, the equity markets cooled in this year's second quarter. Moderate Growth's well diversified portfolio proved beneficial as we saw only a modest 1.6% decline over the first half of the year.

    Our top performing fund so far this year is Fidelity Growth Company lead by manager Steven Wymer with a 9.1% first half return. Steve's job is getting tougher as the fund has more than tripled in size over the last few years. We still have a great deal of confidence, however, in Steve's industry and stock picking abilities. Our largest domestic holding and stalwart of the last few years, Marsico Growth & Income has been hurt by the correction in the NASDAQ market. For the year this fund has declined 7.5%. Despite an agreement to sell the remainder of his firm to Bank of America, Tom Marsico remains committed to running this fund and the outlook is bright as many of Tom's holdings are now selling at much more attractive valuations.

         Internationally, Tweedy, Browne Global Value continues to provide much needed diversification to the portfolio. This fund's 5.8% first half return can be attributed to an absence of technology holdings and fully hedging against foreign currency fluctuations. Managers Christopher Browne, William Browne and John Spears continue to impress us through a variety of market conditions.


[Line chart for Value of $10,000 invested 12/24/96]
[Box under line chart]

------------------------------ ----------------------------- ----------------------------- -----------------------------
Total Return %                 YTD                           12 Months Ended               Annualized Since Inception
                               6/30/00                       6/30/00                       (12/24/96)
------------------------------ ----------------------------- ----------------------------- -----------------------------
------------------------------ ----------------------------- ----------------------------- -----------------------------

Kobren Moderate Growth Fund    -1.6%                         +4.5%                         +11.5%
------------------------------ ----------------------------- ----------------------------- -----------------------------

[Pie Chart for Asset Allocation]

Asset Allocation*                   %
U.S. Stocks                            67%
International                          16%
Bonds                                  14%
Cash                                   3 %


Style Allocation*          %
Large Cap Growth              33%
Mid Cap Value                 17%
International                 17%
Bonds                         14%
Large Cap Value                8%
Small Cap Value                8%
Cash                           3%
*Based on total net assets

Top Ten  Holdings*
Kobren Moderate Growth             Style           Alloc (%)
Tweedy, Browne Global Value        International       16.5%
Marsico Growth & Income            Large Cap Growth    14.0%
Fidelity Growth Company            Large Cap Growth    10.8%
Longleaf Partners                  Mid Cap Value        9.2%
Fidelity Equity Income             Large Cap Value      8.4%
Longleaf Partners Small Cap        Small Cap Value      8.3%
Fidelity Value                     Mid Cap Value        8.0%
Fidelity                           Large Cap Growth     7.9%
U.S. Treasury Note 7 1/2   2/15/05 Bonds                7.5%
PIMCo Total Return Inst'l          Bonds                3.4%

Total Fund Assets                  $35,149,846
*Based on total net assets

Top Sectors**
(Totals may not equal 100%)
         Services                          23.0
       Technology                       16.7
Industrial Cyclicals                       16.2
        Financial              15.3
           Health           8.6
 Consumer Staples        5.7
Consumer Durables     4.7
           Retail    4.6
           Energy    4.6
        Utilities    0.6
                  0%       5%       10%     15%      20%      25%
                  **Equities only

[Footnote] The adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Copyright (C) 2000. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, P.O. Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

                            PORTFOLIO OF INVESTMENTS

                               Kobren Growth Fund
                            June 30, 2000 (unaudited)

SHARES        Mutual Funds - 100.11%           VALUE (Note 1)

            Large Cap Growth - 30.89%
   70,948  Fidelity Aggressive Growth Fund      $     4,233,448
  102,258  Fidelity Fund                              4,275,423
88,351     Janus Twenty Fund                          6,822,453
332,653    Marsico Growth & Income Fund               6,726,248
                                                     22,057,572

            International - 21.44%
332,282    Artisan International Fund, Inst'l. Class 10,041,573
192,778    Hotchkis & Wiley International Fund        5,268,619
                                                     15,310,192

           Mid Cap Value - 14.11%
479,378    Longleaf Partners Fund                    10,076,520

           Large Cap Value - 12.94%
  183,445   Fidelity Equity Income Fund               9,240,113

           Small Cap Blend - 7.33%
  147,707  Fidelity Select Energy Service Portfolio   5,234,749

           Small Cap Value - 6.07%
  211,216  Longleaf Partners Small Cap Fund           4,329,934

           Mid Cap Growth - 4.24%
33,867     Fidelity Select Biotechnology Portfolio    3,023,983

           Small Cap Growth - 0.31%
3,459      RS Emerging Growth Fund                      222,947

           Money Market Fund - 2.78%
1,981,147  Dreyfus Cash Management Plus Fund          1,981,147

           Total Mutual Funds
           (Cost $58,484,558)                        71,477,157

TOTAL INVESTMENTS
(Cost $58,484,558*)               100.11%            71,477,157

NET OTHER ASSETS
  AND LIABILITIES                  -0.11%              (78,850)

TOTAL NET ASSETS                  100.00%       $    71,398,307

* For Federal income tax purposes, cost is $58,484,558 and appreciation (depreciation) is as follows:
         Unrealized appreciation:      $16,360,460
         Unrealized depreciation:       (3,367,861)
     Net unrealized appreciation:      $12,992,599


                           Kobren Moderate Growth Fund
                            June 30, 2000 (unaudited)

SHARES        Mutual Funds - 89.74%            VALUE (Note 1)

           Large Cap Growth - 32.68%
66,300     Fidelity Fund                       $    2,772,017
41,926     Fidelity Growth Company Fund            3,810,627
242,602    Marsico Growth & Income Fund            4,905,407
                                                  11,488,051

           Mid Cap Value - 17.21%
67,950     Fidelity Value Fund                     2,815,176
153,862    Longleaf Partners Fund                  3,234,183
                                                   6,049,359

           International - 16.50%
271,213    Tweedy, Browne Global Value Fund        5,798,538

            Large Cap Value - 8.38%
58,488     Fidelity Equity Income Fund             2,946,045

           Small Cap Value - 8.31%
142,389    Longleaf Partners Small Cap Fund        2,918,977

           Bond - 3.43%
120,714     PIMCo Total Return Institutional Fund  1,203,518

           Money Market Fund - 3.23%
1,136,565  Dreyfus Cash Management Plus Fund       1,136,565

           Total Mutual Funds
           (Cost $27,568,849)                     31,541,053

Principal         U.S. Treasury Obligations - 10.9%
Amount

              U.S. Treasury Notes - 10.09%
$650,0007.250%, 08/15/04                             671,938
2,500,0007.500%, 02/15/05                          2,622,657
250,000 6.500%, 08/15/05                             252,735
                                                   3,547,330

          Total U.S. Treasury Obligations
          (Cost $3,566,947)                        3,547,330

         TOTAL INVESTMENTS
          (Cost $31,135,796*) 99.83%              35,088,383

    NET OTHER ASSETS
    AND LIABILITIES             0.17%                 61,463

TOTAL NET ASSETS             100.00%               $35,149,846

* For Federal income tax purposes, cost is $31,135,796 and appreciation (depreciation) is as follows:
         Unrealized appreciation:      $4,571,683
         Unrealized depreciation:        (619,096)
     Net unrealized appreciation:      $3,952,587

                       STATEMENT OF ASSETS AND LIABILITIES

                              Kobren Insight Funds
                                  June 30, 2000
                                   (unaudited)

ASSETS:                                                      Kobren Growth Fund                Kobren Moderate Growth Fund

Investments, at value
         See accompanying schedules                                      $71,477,157                      $ 35, 088,383
Interest and dividend receivable                                              16,208                            107,119
Receivable for fund shares sold                                                1,200                               ----
Unamortized organization costs                                                 6,121                              3,062
Prepaid expenses and other net assets                                            338                                338
         Total assets                                                     71,501,024                         35,198,902

LIABILITIES:
Payable for fund shares redeemed                                              17,439                               ----
Investment advisory fee payable                                               43,750                             16,872
Accrued Trustee's fees and expenses                                            3,286                              1,844
Accrued expenses and other payables                                           38,242                             30,340
         Total liabilities                                                   102,717                             49,056

NET ASSETS                                                             $ 71, 398,307                       $ 35,149,846

Investments, at cost                                                    $ 58,484,558                       $ 31,135,796

NET ASSETS consist of:
Undistributed net investment income (loss)                              $  (223,321)                          $  24,335
Accumulated net realized gain on investments sold                          6,294,677                          2,785,652
Net unrealized appreciation of investments                                12,992,599                          3,952,587
Par value (Shares of beneficial interest, $0.01 per share)                     4,778                              2,744
Paid-in capital in excess of par value                                    52,329,574                         28,384,528

NET ASSETS                                                              $ 71,398,307                      $  35,149,846

SHARES OUTSTANDING                                                         4,778,453                          2,743,513

Net asset value, offering and redemption price per share                     $ 14.94                           $  12.81

                            Statements of Operations
                              Kobren Insight Funds
               For the Six Months Ended June 30, 2000 (unaudited)

                                                                                                          Kobren
                                                                       Kobren                              Moderate
                                                                     Growth Fund                          Growth Fund
INVESTMENT INCOME:
Dividends                                                               $133,719                             $ 97,761
Interest                                                                        --                            109,520
  Total investment income                                                133,719                              207,281

EXPENSES:
Investment advisory fee                                                  267,703                              136,958
Administration fee                                                        33,750                               33,750
Transfer agent fees                                                       26,453                               20,742
Custodian fees                                                             1,495                                1,500
Professional fees                                                         13,001                                6,135
Trustees' fees and expenses                                                8,916                                4,476
Registration and filing fees                                               8,755                                7,244
Amortization of organization costs                                         2,095                                1,046
Other                                                                     12,084                                6,297
  Total expenses                                                         374,252                              218,148
Expenses reimbursed by investment adviser                                (17,212)                             (35,202)
  Net expenses                                                           357,040                              182,946
NET INVESTMENT INCOME (LOSS)                                            (223,321)                              24,335
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions                           3,139,704                              662,229
Short term capital gain distributions received                           256,874                               23,900
Long term capital gain distributions received                             96,239                               37,464
Change in unrealized depreciation of securities                       (5,135,672)                          (1,327,329)
Net realized and unrealized loss on investments                       (1,642,855)                            (603,736)
NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $   (1,866,176)                     $      (579,401)


                       Statements of Changes in Net Assets
                               Kobren Growth Fund

                                                                       For the Six
                                                                       Months Ended                       For the Year
                                                                       June 30, 2000                      Ended December 31,
                                                                       (unaudited)                        1999

Net investment loss                                                 $        (223,321)            $        (226,300)
Net realized gain from security transactions                                3,139,704                     1,828,303
Short term capital gains distributions received                               256,874                       672,939
Long term capital gains distributions received                                 96,239                     3,386,572
Change in unrealized appreciation (depreciation) of investments            (5,135,672)                   11,644,001
Net increase (decrease) in net assets resulting from operations            (1,866,176)                   17,305,515
Distribution to shareholders from:
Net investment income and short term capital gains                                      --                 (446,672)
Net realized gains on investments                                                       --               (3,770,595)
Total distributions                                                                     --               (4,217,267)
Net increase (decrease) in net assets from fund share
  transactions                                                                113,145                    (4,443,655)
  Net increase (decrease) in net assets                                    (1,753,031)                    8,644,593
Net Assets:
Beginning of period                                                        73,151,338                    64,506,745
End of period                                                       $      71,398,307             $      73,151,338
Net investment loss at end of period                                $        (223,321)            $              --

                           Kobren Moderate Growth Fund



                                                                       For the Six
                                                                       Months Ended                       For the Year
                                                                       June 30, 2000                      Ended December 31,
                                                                       (unaudited)                        1999

Net investment loss                                                 $          24,335             $         244,305
Net realized gain from security transactions                                  662,229                     1,291,233
Short term capital gains distributions received                                23,900                       224,923
Long term capital gains distributions received                                 37,464                     1,632,320
Change in unrealized appreciation (depreciation) of investments            (1,327,329)                    3,669,826
Net increase (decrease) in net assets resulting from operations              (579,401)                    7,062,607
Distribution to shareholders from:
Net investment income and short term capital gains                                      --                 (469,256)
Net realized gains on investments                                                       --               (1,759,380)
Total distributions                                                                     --               (2,228,636)
Net decrease in net assets from fund share
  transactions                                                             (5,054,722)                  (11,007,983)
  Net decrease in net assets                                               (5,634,123)                   (6,174,012)
Net Assets:
Beginning of period                                                        40,783,969                    46,957,981
End of period                                                       $      35,149,846             $      40,783,969
Undistributed net investment income at end of period                $ 24, 335                     $         _____




                              Financial Highlights
                               Kobren Growth Fund
               For a fund share outstanding throughout the period.


                                          For the Six Months   For the Year      For the Year    For the Year    For the Period
                                          Ended June 30, 2000      Ended             Ended           Ended            Ended
                                              (unaudited)        12/31/99        12/31/98 (f)      12/31/97        12/31/96(a)
Net asset value-- beginning of period          $   15.34       $   12.54        $    11.51        $   10.24        $  10.00
Net investment income (loss)                       (0.05)          (0.04)            (0.02)            0.05             --
(d)
Short term capital gains                            0.05            0.14              0.05             0.22            --
Net realized and unrealized gain (loss)
on investments                                     (0.40)           3.63              1.29              1.27             0.24
Net increase (decrease) in net assets
resulting from investment operations               (0.40)           3.73              1.32             1.54            0.24
Distributions from net investment income             --             --               --               (0.05)            --
Distributions from net realized short
term capital gains                                   --            (0.10)           (0.03)            (0.22)
--
Distributions from net realized capital gains       --             (0.83)            (0.26             --   (d)         --
Total distributions                                 --             (0.93)            (0.29)           (0.27)            --

Net asset value-- end of period                $   14.94       $   15.34        $    12.54        $   11.51        $  10.24
Total return (b)                                   (2.61)%         29.70%            11.45%           15.03%           2.40%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)           $   71,398      $   73,151       $   64,507        $   62,509       $     251
Ratio of net investment income (loss) to
   average net assets                              (0.63)% (c)     (0.34)%           (0.19)%           0.60%          (0.97)%(c)(e)
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment advisor and other reductions       1.05%  (c)      1.07%             1.07%            1.28%            n/a(e)
Ratio of operating expenses to average net assets
   after reimbursements and reductions              1.00%  (c)      0.98%             0.91%            0.89%           1.00%(c)
Portfolio turnover rate                                37%             66%              62%               43%           n/a(e)


(a) Kobren Growth Fund commenced operations on December 16, 1996. (b) Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful. (f) Per share net investment income has been calculated using the monthly average share method.

                           Kobren Moderate Growth Fund
                   For a fund share outstanding throughout the period.


                                          For the Six Months   For the Year      For the Year    For the Year    For the Period
                                          Ended June 30, 2000      Ended             Ended           Ended            Ended
                                              (unaudited)        12/31/99          12/31/98        12/31/97        12/31/96(a)
Net asset value - beginning of period          $   13.02       $   11.86        $    11.94        $   10.06        $  10.00
Net investment income                               0.01            0.09              0.16             0.19             --
(d)
Short term capital gains                            0.01            0.07              0.06             0.27            --
Net realized and unrealized gain (loss)
on investments                                     (0.23)           1.75             0.20              1.88
0.06
Net increase (decrease) in net assets
resulting from investment operations               (0.21)           1.91              0.42             2.34            0.06

Distributions from net investment income            --             (0.08)           (0.16)            (0.19)            --
Distributions from net realized
short term capital gains                            --             (0.08)           (0.06)          (0.27)              --
Distributions from net realized capital gains       --             (0.59)            (0.28)             --  (d)         --
Total distributions                                 --             (0.75)            (0.50)           (0.46)            --

Net asset value-- end of period                $   12.81       $   13.02        $    11.86        $   11.94        $  10.06
Total return (b)                                   (1.61)%         16.06%             3.44%           23.25%           0.60%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)           $   35,150      $   40,784       $   46,958        $   43,381       $     190
Ratio of net investment income (loss) to
   average net assets                               0.13%  (c)      0.61%             1.15%            2.76%           8.95%(c)(e)
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment advisor and other reductions       1.19%  (c)      1.21%             1.13%            1.58%            n/a(e)
Ratio of operating expenses to average net assets
   after reimbursements and reductions              1.00%  (c)      0.95%             0.91%            0.92%           1.00%(c)
Portfolio turnover rate                                34%             57%              50%               14%           n/a(e)


(a)    Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b)    Total return represents aggregate total return for the period indicated.
(c)    Annualized.
(d)    Amount represents less than $0.01 per share.
(e) Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.

Notes to Financial Statements
Kobren Insight Funds - June 30, 2000 (unaudited)

1.  Significant Accounting Policies

    Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2000, the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund and Kobren Moderate Growth Fund (individually, a "Fund" and collectively, the "Funds"). These Funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that fund.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each Fund's other investment securities are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Dividends and Distributions -- It is the policy of the Funds to declare and pay dividends from net investment income annually. Each Fund will distribute net realized capital gains if any (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by a Fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.  Investment Advisory Fee, Administration Fee and Other Transactions

    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. KIM has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

    The  Trust  has  also  entered  into  an   administration   agreement   (the
"Administration Agreement") with PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) (the "Administrator"), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.). The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirectly wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the funds' shares and bears all distribution costs. No distribution fees are paid by the funds.

    For the six months ended June 30, 2000, expense reimbursements are as follows:

                                                            Expenses Reimbursed
By Investment Adviser
    Kobren Growth Fund                                        $          17,212
    Kobren Moderate Growth Fund                                          35,202

    No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.  Sub-Transfer Agent Fees

       The  funds  are  subject  to   sub-transfer   agent  fees  consisting  of
broker-dealer and fund network fee at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks.

4.  Purchases and Sales

    The aggregate amounts of purchases and sales of underlying funds and investment securities, other than short-term securities, for the six months ended June 30, 2000, were as follows:


                                                           Purchases                                   Sales


                                              U.S. Government          Other           U.S. Government            Other
Kobren Growth Fund                                $ --               $25,400,449       $     --                   $27,212,457
Kobren Moderate Growth Fund                         --                12,327,879             --                    18,251,487

5.  Shares of Beneficial Interest

    As of June 30, 2000, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                                      Six Months Ended                             Year Ended
                                                       June 30, 2000                               December 31, 1999

                                                  Shares             Amount                 Shares              Amount
Kobren Growth Fund:
Shares sold                                        504,195          $7,768,699             1,303,646       $  18,015,548
Shares issued as reinvestment of distributions          --                  --               219,206           3,362,783
Shares redeemed                                   (494,409)         (7,655,554)           (1,898,381)        (25,821,986)

Net increase (decrease)                              9,786     $       113,145              (375,529)       $ (4,443,655)

Kobren Moderate Growth Fund:
Shares sold                                         80,933      $    1,043,477               306,806       $   3,806,795
Shares issued in connection with
reorganization (Note 8)                                 --                  --             1,259,682          14,316,241
Shares issued as reinvestment of distributions          --                  --               146,353           1,905,573
Shares redeemed                                   (470,364)         (6,098,199)           (2,539,624)        (31,036,592)

Net decrease                                      (389,431)      $  (5,054,722)             (826,783)      $ (11,007,983)


At June 30, 2000, KIM and its affiliates owned 1,122,972 and 418,135 shares of Kobren Growth Fund and Kobren Moderate Growth Fund, respectively.

6.  Organization Expenses

    Expenses incurred in connection with the organization of each Fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each Fund commenced its operations.


7.  Risk Factors of the Funds

    Investing in underlying funds through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A Fund, together with the other Funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.


8.  Reorganization

    At a meeting held on April 12, 1999, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Agreement") between Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. On May 28, 1999, Kobren Moderate Growth Fund acquired the assets and certain liabilities of the Kobren Conservative Allocation Fund. The reorganization was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to the reorganization, the total shares issued by, the value of the shares issued by, and the total net assets of the Kobren Moderate Growth Fund were $2,343,540, $29,270,820 and $29,261,266, respectively. The total net assets contributed by the Kobren Conservative Allocation Fund were $15,736,961 (including $1,420,720 of unrealized appreciation). The total net assets of the Kobren Moderate Growth Fund after reorganization were $44,998,227.

DELPHI VALUE FUND
Semi-Annual Report

June 30, 2000

Dear Shareholder,
    Despite the wild gyrations in the NASDAQ Composite and the persistence of "gambling fever" amongst the general investing public, the Delphi Value Fund adhered to its long-term investment approach and advanced a respectable 7.6% for the retail class and 7.8% for the institutional class in the first half of 2000. Your portfolio outpaced all of the relevant indices such as the S&P 500 (-0.5%), the Russell 2500 Value (+4.0%), and the Russell 2000 Value (+5.8%).

    Thirty individual holdings appreciated a minimum of 30% with the winners concentrated in the energy and technology sectors. The stellar performers for the first half of the year included Cross Timbers Oil (+144.1%), Varian Semiconductor (+84.7%), Teledyne Tech (+76.2%), and Devon Energy (+70.9%). Conversely, "old economy" manufacturing stalwarts like Ak Steel, Honeywell, Arvin Industries, and Lear Corporation posted declines despite solid management teams, sustainable earning power, and low multiple valuations. The following five portfolio holdings benefited from takeover bids: Time Warner, Pittway, Tech-Sym, Santa Fe Snyder, and Central Newspapers.

    Throughout the first half of the year, we utilized rallies in the technology arena to trim positions that we thought had gotten ahead of themselves. Notably, cutbacks were effectuated in Arrow Electronics, Avnet, Cohu, Kulicke & Soffa, LTX Corp, Speedfam, and Varian Semiconductor. We attempted to be opportunistic in purchasing "franchise" stocks at depressed prices. These additions included Interpublic Group, General Dynamics, Wells Fargo, USA Networks, and Fedex Corp.

    While interviewing pundits on the direction of the stock market, highlighting the price action of "new economy" stocks like JDS Uniphase and Amazon.com, and topping the Wall Street consensus earnings estimates makes for lively conversation on business news networks, we find these exercises pointless. After thirty plus years of personal investing, I have not uncovered the magic formula to predict the fluctuations in the Dow Jones Industrial Average or S&P 500 Index. Call me cynical, but it is difficult to fathom how corporations with little or no earnings can support market capitalizations in the mega billions. Most disturbing is the new fad of trading in companies which beat the I/B/E/S estimates irrespective of the price/earnings ratio of that given entity. Realistically, a $0.04 quarter ($0.16 annualized) should not maintain a $50 stock price for Wall Street's favorite internet auction site.

    From a more positive standpoint, the U.S. economy remains the envy of the world. Real economic growth of 3 1/2% to 4%, coupled with 4% unemployment, and core inflation below 3% bode well for the capital markets. With the S&P 500 Index at 1455 on June 30th, or 24x forecast 2001 earnings, the overall market is now fairly valued given the level of nominal interest rates.

    I appreciate your continued support and remain dedicated to earning your trust.

Very truly yours,

/S/ Scott M. Black
Scott M. Black

                            Portfolio of Investments
                                  June 30, 2000
                                   (Unaudited)


Shares                                           Value (Note 1)
            COMMON STOCKS - 94.34%

            ADVERTISING - 2.31%
1,500   Grey Advertising, Inc.                   $     756,000
14,000 Interpublic Group of Cos., Inc.                 602,000
                                                        -------
                                                     1,358,000

            AEROSPACE/TECHNOLOGY - 16.77%
21,600 Arrow Electronics, Inc. (1)                     669,600
11,700 Avnet, Inc.                                     693,225
25,600 Cohu, Inc.                                      690,400
24,800 Electroglas, Inc. (1)                           533,200
12,400 General Dynamics Corp.                          647,900
16,000 Hubbell, Inc.(Class B)                          408,000
20,400 Kemet Corp. (1)                                 511,275
12,400 Kulicke and Soffa Industries, Inc. (1)          736,250
10,500 Litton Industries, Inc. (1)                     441,000
15,500 LSI Logic Corp. (1)                             838,937
14,100 LTX Corp. (1)                                   492,619
34,100 SpeedFam-IPEC, Inc. (1)                         620,194
14,500 Tech-Sym Corp. (1)                              407,813
66,000 Teledyne Technologies, Inc. (1)               1,221,000
15,300 Varian Semicon. Equip. Assoc., Inc. (1)         961,031
                                                     9,872,444

            BANKING - 6.75%
8,000 Bank of America Corp.                            344,000
30,000 Banknorth Group, Inc.                           459,375
42,250 Colonial BancGroup, Inc.                        406,656
22,000 Community Bank System                           488,125
31,500 First Essex Bancorp, Inc.                       502,031
31,000 North Fork Bancorporation, Inc.                 468,875
42,900 Sovereign Bancorp, Inc.                         301,641
18,000 Webster Financial Corp.                         399,375
15,500 Wells Fargo & Co.                               600,625
                                                     3,970,703
CONGLOMERATES - 6.89%
560       Berkshire Hathaway, Inc., Class B (1)        985,600
14,900 Honeywell International, Inc.                   501,944
14,000 Norsk Hydro A/S Sponsored, ADR                  588,875
27,000 St. Joe Co.                                     810,000
10,000 Textron, Inc.                                   543,125
15,000 Williams Cos., Inc.                             625,313
                                                     4,054,857

            CONSTRUCTION & REAL ESTATE - 4.49%
43,000 D. R. Horton, Inc.                              583,188
25,000 Lennar Corp.                                    506,250
14,500 Smith (Charles E.) Res. Realty, Inc.            551,000
9,000 Southdown, Inc.                                  519,750
22,600 Sovran Self Storage, Inc.                       484,488
                                                     2,644,676

            CONSUMER RELATED - 1.75%
26,550 Disney (Walt) Co.                              1,030,472

            ENERGY - 9.86%
34,000 Cabot Oil & Gas Corp.                           720,375
49,000 Cross Timbers Oil Co.                         1,084,125
12,500 Devon Energy Corp.                              702,344
31,500 Global Marine, Inc. (1)                         887,906
23,500 Santa Fe International Corp.                    821,031
13,300 Santa Fe Snyder Corp. (1)                       151,288
20,500 Tidewater, Inc.                                 738,000
21,000 Unocal Corp.                                    695,625
                                                     5,800,694

            MISCELLANEOUS - 3.65%
14,684 Bear Stearns Cos., Inc.                         611,222
11,670 Donaldson Lufkin & Jenrette, Inc., NW           495,246
11,000 Goldman Sachs Group, Inc.                     1,043,625
                                                     2,150,093


            FOOD & BEVERAGE - 3.44%
10,500 Coca-Cola Bottling Co.                          451,664
30,000 Pepsi Bottling Group, Inc.                      875,625
51,500 Ryan Family Steak Houses, Inc. (1)              434,531
25,000 Schultz Sav-O Stores, Inc.                      259,375
                                                     2,021,195

            INSURANCE - 3.53%
9,300 Chubb Corp.                                      571,950
25,600 IPC Holdings, Ltd.                              358,400
13,300 Renaissance Re Holdings, Ltd.             $     579,381
10,500 XL Capital, Ltd., Class A                       568,312
                                                     2,078,043

            MANUFACTURING - 2.65%
20,700 Arvin Industries, Inc.                          359,662
25,000 Banta Corp.                                     473,437
18,100 Dana Corp.                                      383,494
7,000 Lear Corp. (1)                                   340,000
                                                     1,556,593

            PUBLISHING & BROADCASTING - 25.99%
29,200 AT & T Corp. - Liberty Media Group (1)          708,100
20,900 Central Newspapers, Inc., Class A             1,321,925
37,000 Charter Comm., Inc., Class A (1)                608,187
32,000 Comcast Corp., Class A                        1,296,000
21,900 Cox Communications, Inc., Class A (1)           997,819
14,100 Gannett, Inc.                                   843,356
26,000 Harte-Hanks, Inc.                               650,000
21,000 Hearst-Argyle Television, Inc. (1)              409,500
11,500 Knight Ridder, Inc.                             611,656
21,200 Lee Enterprises, Inc.                           494,225
16,000 McClatchy Co., Class A                          530,000
16,000 McGraw-Hill Cos., Inc.                          864,000
13,500 MediaOne Group (2)                              546,750
17,000 News Corp., Ltd,  ADR                           926,500
26,500 Penton Media, Inc.                              927,500
13,100 Scripps (E.W.) Co., Class A                     645,175
9,900 United States Cellular Corp. (1)                 623,700
28,600 USA Networks, Inc. (1)                          618,475
14,600 Viacom, Inc., Class B (1)                       995,537
1,423 Washington Post, Class B                         680,194
                                                    15,298,599

            RETAIL - 3.55%
27,900 Claire's Stores, Inc.                           537,075
14,100 Federated Department Stores, Inc. (1)           475,875
19,300 May Department Stores Co.                       463,200
36,000  Ross Stores, Inc.                              614,250
                                                     2,090,400

            STEEL - 0.39%
29,000 AK Steel Holding Corp.                          232,000

            TEXTILES & APPAREL - 0.96%
20,000 Hilfiger (Tommy) Corp. (1)                      150,000
29,200 Polo Ralph Lauren Corp. (1)                     416,100
                                                       566,100

            TRANSPORTATION - 1.36%
21,000 FedEx Corp. (1)                                 798,000

            TOTAL COMMON STOCKS                     55,522,869
               (Cost $50,386,387)

            INVESTMENT COMPANY - 5.78%
3,402,955 Dreyfus Cash Management Plus Fund          3,402,955

            TOTAL INVESTMENT COMPANY                 3,402,955

            (Cost $3,402,955)

            TOTAL INVESTMENTS - 100.12%             58,925,824
               (Cost $53,789,342*)

         NET OTHER ASSETS AND
         LIABILITIES - (0.12)%                         (69,905)

         TOTAL NET ASSETS - 100.00%               $ 58,855,919

(1)       Non-Income producing
(2)       Convertible preferred security
ADR      American Depositary Receipt
* For Federal Income tax purposes, cost is $53, 789,342 and appreciation (deprecation) is as follows:
                  Unrealized appreciation:                        $11,150,711
                  Unrealized depreciation:                        ($6,014,229)
                  Net unrealized appreciation:                     $5,136,482

See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2000
(Unaudited)


ASSETS:
   Investments, at value
See accompanying schedules                                                      $      58,925,824
Dividends receivable                                                                       37,133
Interest receivable                                                                        19,548
Receivable for fund shares sold                                                            26,000
Prepaid expenses                                                                              338
   Total assets                                                                        59,008,843
LIABILITIES:
Payable for investment securities purchased                                                68,830
   Investment advisory fee payable                                                         48,499
Distribution fee payable                                                                    7,169
Accrued trustees' fees and expenses                                                         2,891
Accrued expenses and other payables                                                        25,535
Total liabilities                                                                         152,924
NET ASSETS                                                                      $      58,855,919
Investments, at cost                                                            $      53,789,342

NET ASSETS consist of:
Accumulated net investment loss                                                 $         (25,084)
Accumulated net realized gain on investments sold                                       2,538,959
Net unrealized appreciation of investments                                              5,136,482
Par value (Shares of beneficial interest, $0.001 per share)                                 4,883
Paid-in capital in excess of par value                                                 51,200,679
NET ASSETS                                                                      $      58,855,919
Computation of net asset value
Retail Class Shares:
Net asset value, offering and redemption price
   per share ($36,386,970 / 3,021,200 shares)                                   $           12.04
Institutional Class Shares:
Net asset value, offering and redemption price
   per share ($22,468,949 / 1,861,827 shares)                                   $           12.07


                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

INVESTMENT INCOME:
Dividends (net of withholding tax of $3,938)                                         $413,243
    Total investment income                                                           413,243

EXPENSES:
Investment advisory fee                                                               273,990
Administration fee                                                                     36,250
Transfer agent fees                                                                    28,532
Sub-transfer agent fee (Retail Class)                                                   7,890
Custodian fees                                                                          7,278
Professional fees                                                                      15,042
Trustees' fees and expenses                                                             6,754
Registration and filing fees                                                           16,756
Distribution fees (Retail Class)                                                       40,769
Other                                                                                   5,066
    Total expenses                                                                    438,327
NET INVESTMENT LOSS                                                                  (25,084)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                                        2,718,144
Change in unrealized appreciation of securities                                     1,284,645
Net realized and unrealized gain on investments                                     4,002,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                3,977,705


                        STATEMENT OF CHANGE IN NET ASSETS
                     For the six months ended June 30, 2000
                                   (unaudited)

                                                                                   For the Six Months    For the Year
                                                                                   Ended June 30, 2000   Ended December
                                                                                   (unaudited)           31, 1999

Net investment income (loss)                                                                $   25,084)        $   45,401
Net realized gain from security transactions                                                  2,718,144           143,370
Change in unrealized appreciation of investments                                              1,284,645         3,793,277
Net increase in net assets resulting from operations                                          3,977,705         3,982,048
Distribution to shareholders from:
    Retail Shares:
         Net investment income                                                                     ----           (5,356)
         Net realized gains on investment                                                          ----          (81,845)
         Distributions in excess of net realized gains on investments                              ----         (105,633)
              Total distributions                                                                   ---         (192,834)
    Institutional Shares:
         Net investment income                                                                     ----          (46,306)
         Net realized gains on investment                                                          ----          (61,525)
         Distributions in excess of net realized gains on investments                              ----          (79,407)
              Total distributions                                                                   ---         (187,238)
Total distributions to shareholders                                                                 ---         (380,072)
Net increase in net assets from fund share transactions                                       1,060,144        44,888,495

Net increase in net assets                                                                    5,037,849        48,490,471

Net Assets:
Beginning of period                                                                          53,818,070         5,327,599
End of period                                                                            $   58,855,919     $  53,818,070

Accumulated net investment loss at end of period                                             $ (25,084)         $   -----


FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period


                                                                           RETAIL CLASS SHARES

                                                        For the                                      For the Period
                                                       Six Months Ended          For the                December 23, 1998
                                                         June 30, 2000         Year Ended         (commencement of operations)
                                                          (unaudited)       December 31, 1999         to December 31, 1999

Net asset value-- beginning of period                  $       11.19          $     10.12               $       10.00

Net investment income (loss)                                   (0.01)                0.00 (c)(d)                 0.01
Net realized and unrealized gain on investments                 0.86                 1.14                        0.11
Net increase in net assets resulting from
   investment operations                                        0.85                 1.14                        0.12

Distributions from net investment income                       --                    --   (d)                    --
Distributions from net realized capital gains                  --                   (0.03)                       --
Distributions in excess of net realized capital gains          --                   (0.04)                       --
Total distributions                                            --                   (0.07)                       --

Net asset value-- end of period                        $       12.04          $     11.19               $       10.12

Total return (a)                                                7.60%               11.30%                       1.20%


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $      36,387          $    31,055               $      5,056
Ratio of net investment income/(loss)
   to average net assets                                       (0.21)%  (b)          0.00%                       0.82%(b)
Ratio of  operating  expenses  to average net
assets  before fees waived  and/or
   expenses reimbursed by investment
   adviser and administrator.                                   1.72%   (b)          1.86%                      10.91%(b)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements                  1.72%   (b)          1.75%                       1.75%(b)
Portfolio turnover rate                                           18%                 17%                          0%

(a)  Total return represents aggregate total return for the period indicated.
(b)  Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period. (d) The selected amounts are less then $0.005.

                                                                       INSTITUTIONAL CLASS SHARES


                                                            For the                                      For the Period
                                                       Six Months Ended          For the                December 23, 1998
                                                         June 30, 2000         Year Ended         (commencement of operations)
                                                          (unaudited)       December 31, 1999         to December 31, 1999

Net asset value-- beginning of period                  $       11.20          $     10.12               $       10.00

Net investment income                                           0.01                 0.03 (c)                    0.01
Net realized and unrealized gain on investments                 0.86                 1.14                        0.11
Net increase in net assets resulting from
   investment operations                                        0.87                 1.17                        0.12

Distributions from net investment income                        --                  (0.02)                        --
Distributions from net realized capital gains                   --                  (0.03)                       --
Distributions in excess of net realized capital gains           --                  (0.04)                       --
Total distributions                                             --                  (0.09)                       --

Net asset value-- end of period                        $       12.07          $     11.20               $       10.12

Total return (a)                                                7.77%               11.61%                       1.20%


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                   $      22,469          $    22,763               $          272
Ratio of net investment income to average
   net assets                                                   0.09%   (b)          0.25%                       1.07%(b)
Ratio of  operating  expenses  to average
net assets  before fees waived  and/or
   expenses reimbursed by investment
   adviser and administrator.                                   1.42%   (b)          1.57%                      10.66%(b)
Ratio of operating expenses to average net assets
   after waivers and/or expense reimbursements                  1.42%   (b)          1.50%                       1.50%(b)
Portfolio turnover rate                                           18%                 17%                           0%


(a)  Total return represents aggregate total return for the period indicated.
(b)  Annualized.
(c) The selected per share data was calculated using the weighted average share method for the period. (d) The selected amounts are less then $0.005.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)


1.  Significant Accounting Policies

    Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2000 the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Portfolio Valuation -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Dividends and Distributions -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and prepaid expenses.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.



2.  Investment Advisory Fee, Administration Fee and Other Transactions

    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's subadviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the subadviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets until January 1, 2001.

    The  Trust  has  also  entered  into  an   administration   agreement   (the
"Administration Agreement") with PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) (the "Administrator"), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.). The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect and wholly owned subsidiary of Mellon Bank
Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

              No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.



3.  Distribution and Shareholder Servicing Fees

    The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Fund pays KIB, distributor of the Fund and affiliate of KIM, a monthly fee ("12b-1 Fee") for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.



4.  Sub-Transfer Agent Fees

    The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for completing shareholder orders, at an annual rate of up to 0.10% of the average daily balance of Fund accounts invested through those networks.



5.  Purchases and Sales

    The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2000, were $9,707,586 and $9,842,900 of non-governmental issues, respectively.



6.  Shares of Beneficial Interest

    As of June 30, 2000, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:


                                                       Six Months Ended                          Year Ended
                                                         June 30, 2000                           December 31, 1999

                                                  Shares             Amount                 Shares              Amount
Retail Class:
Shares sold                                        562,141      $     6,559,382            2,796,694      $  29,759,359
Shares issued as reinvestment of distributions          --                  --                14,152             154,824
Shares redeemed                                   (315,749)         (3,564,487)             (535,482)         (5,720,041)
Net increase                                       246,392      $     2,994,895            2,275,364      $   24,194,142

Institutional Class:
Shares sold                                         79,418      $      918,465             2,523,893      $   26,186,423
Shares issued as reinvestment of distributions          --                  --                16,221             177,451
Shares redeemed                                   (250,757)         (2,853,216)             (533,797)         (5,669,521)
Net increase (decrease)                           (171,339)     $   (1,934,751)            2,006,317      $   20,694,353

    At June 30, 2000, KIM, Delphi and its affiliates owned 702,889 Retail Class shares of the Fund.